CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares
Current liabilities without recourse to the primary beneficiary	¥ 1,021,999	$ 157,078	¥ 856,721
Ordinary shares, par value | $ / shares		$ 0.00025		$ 0.00025
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Class A ordinary shares
Ordinary shares, shares authorized	840,000,000	840,000,000	840,000,000	840,000,000
Ordinary shares, shares issued	94,628,746	94,628,746	90,901,446	90,901,446
Ordinary shares, shares outstanding	92,992,483	92,992,483	90,901,446	90,901,446
Class B ordinary shares
Ordinary shares, shares authorized	60,000,000	60,000,000	60,000,000	60,000,000
Ordinary shares, shares issued	56,892,198	56,892,198	58,804,840	58,804,840
Ordinary shares, shares outstanding	56,892,198	56,892,198	58,804,840	58,804,840
Discretionary shares
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
VIEs
Current liabilities without recourse to the primary beneficiary	¥ 114,550		¥ 111,067